Long Term Investments (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Equity method investments	$ 914,006	$ 293,714
Huanyu [Member]
Equity method investments		142,590
CLPS Lihong [Member]
Cost method investments		151,124
Equity method investments	844,643
EMIT [Member]
Equity method investments	$ 69,363